UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2009

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Chief Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	May 11, 2009

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	35
Form 13F Information Table Value Total:	$14,408
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	456	18133	SH		SOLE	NONE			18133
BP PLC ADR		COM	055622104	436	10886	SH		SOLE	NONE			10886
BANCO BILBAO VIZCAYA A	COM	05946K101	1314	161632	SH		SOLE	NONE			161632
BANK OF AMERICA CORP	COM	060505104	187	27480	SH		SOLE	NONE			27480
BLACKROCK GLOBAL EQ INC	COM	09255D104	73	10000	SH		SOLE	NONE			10000
CATERPILLAR INC		COM	149123101	209 	7500 	SH		SOLE	NONE			7500
CHEVRON CORPORATION	COM	166764100	672	10000	SH		SOLE	NONE			10000
CISCO SYSTEMS		COM	17275R102	177	10585	SH		SOLE	NONE			10585
COLONIAL BANCGROUP INC 	COM	195493309	35 	39602 	SH		SOLE	NONE			39602
CONOCOPHILLIPS		COM	20825C104	313	8000	SH		SOLE	NONE			8000
DUKE REALTY INVTS INC	COM	264411505	55	10000	SH		SOLE	NONE			10000
EL PASO CORPORATION	COM	28336L109	94	15150 	SH		SOLE	NONE			15150
ENBRIDGE ENERGY PARTNRS	COM	29250R106	299	10000	SH		SOLE	NONE			10000
GREENLIGHT CAPITAL RE	COM	G4095J109	1374	86098	SH		SOLE	NONE			86098
HALLMARK FINANCIAL SERV	COM	40624Q203	270	39000	SH		SOLE	NONE			39000
HARRIS CORP COM		COM	413875105	347 	12000 	SH		SOLE	NONE			12000
JOHNSON & JOHNSON	COM	478160104	1222	23240	SH		SOLE	NONE			23240
MERCK & CO		COM	589331107	235	8800	SH		SOLE	NONE			8800
PETROLEO BRAILEIRO SA P COM	71654V408	304	10000	SH		SOLE	NONE			10000
PFIZER INC		COM	717081103	329 	24165 	SH		SOLE	NONE			24165
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	800	40500	SH		SOLE	NONE			40500
PROGRESS ENERGY INC	COM	743263105	725	20000	SH		SOLE	NONE			20000
PROSHARES ULTRA S&P 500	COM	74347R107	493	25000	SH		SOLE	NONE			25000
PROSHARES ULTRA QQQ	COM	74347R206	405	15000	SH		SOLE	NONE			15000
RAPID LINK INC		COM	753400100	1	51670	SH		SOLE	NONE			51670
REGIONS FINL CORP NEW	COM	7591EP100	408 	95861 	SH		SOLE	NONE			95861
SPDR GOLD TRUST ETF	COM	78463V207	460	5100	SH		SOLE	NONE			5100
SCANA CORP		COM	80589M102	478 	15497	SH		SOLE	NONE			15497
SCHLUMBERGER LTD	COM	806857108	209	5160	SH		SOLE	NONE			5160
SECURITY BK CORP COM	COM	814047106	54 	139018 	SH		SOLE	NONE			139018
3M COMPANY		COM	88579Y101	407	8203	SH		SOLE	NONE			8203
TORCHMARK CORP		COM	891027104	208	7937 	SH		SOLE	NONE			7937
WASHINGTON MUTUAL INC	COM	939322103	1 	16889 	SH		SOLE	NONE			16889
WELLS FARGO		COM	949746101	1345	94467	SH		SOLE	NONE			94467


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